CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Initial public offering [Member] CNY (¥)	Private Placement [Member] CNY (¥)	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Initial public offering [Member] CNY (¥) shares	Ordinary shares [Member] Private Placement [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] Initial public offering [Member] CNY (¥)	Additional paid-in capital [Member] Private Placement [Member] CNY (¥)	Accumulated other comprehensive loss [Member] CNY (¥)	Accumulated other comprehensive loss [Member] Initial public offering [Member] CNY (¥)	Accumulated other comprehensive loss [Member] Private Placement [Member] CNY (¥)	Accumulated Deficit [Member] CNY (¥)	Accumulated Deficit [Member] Initial public offering [Member] CNY (¥)	Accumulated Deficit [Member] Private Placement [Member] CNY (¥)	Total Tuniu Corporation Shareholders' equity (deficit) [Member] CNY (¥)	Total Tuniu Corporation Shareholders' equity (deficit) [Member] Initial public offering [Member] CNY (¥)	Total Tuniu Corporation Shareholders' equity (deficit) [Member] Private Placement [Member] CNY (¥)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] Initial public offering [Member] CNY (¥)	Noncontrolling interests [Member] Private Placement [Member] CNY (¥)
Balance at Dec. 31, 2012		¥ (281,168)			¥ 18			¥ 200			¥ (14,866)			¥ (266,520)			¥ (281,168)
Balance (in shares) at Dec. 31, 2012 | shares					26,000,000
Changes Stockholders' Equity
Foreign currency translation adjustments		(4,857)									¥ (4,857)						(4,857)
Deemed dividend from modification of Series A Convertible Preferred Shares		(59,428)												¥ (59,428)			(59,428)
Net loss attributable to Tuniu Corporation		(79,632)												(79,632)			(79,632)
Balance at Dec. 31, 2013		(425,085)			¥ 18			¥ 200			¥ (19,723)			¥ (405,580)			(425,085)
Balance (in shares) at Dec. 31, 2013 | shares					26,000,000
Changes Stockholders' Equity
Capital contribution from shareholders of VIE		70						70									70
Conversion of Series A,B,C and D Convertible Preferred Shares into ordinary shares upon the completion of initial public offering		732,047			¥ 56			731,991									732,047
Conversion of Series A,B,C and D Convertible Preferred Shares into ordinary shares upon the completion of initial public offering ( in shares) | shares					85,852,919
Issuance of ordinary shares,net of issuance costs			¥ 632,472	¥ 891,513		¥ 23	¥ 22		¥ 632,449	¥ 891,491								¥ 632,472	¥ 891,513
Issuance of ordinary shares,net of issuance costs (in shares) | shares						37,406,666	36,812,868
Issuance of ordinary shares pursuant to share incentive plan		3,355			¥ 2			3,353									3,355
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares					2,363,469
Share-based compensation expenses		39,173						¥ 39,173									39,173
Foreign currency translation adjustments		(1,358)									¥ (1,358)						(1,358)
Deemed dividend from modification of Series A Convertible Preferred Shares		(15,606)												¥ (15,606)			(15,606)
Net loss attributable to Tuniu Corporation		(447,858)												(447,858)			(447,858)
Balance at Dec. 31, 2014		1,408,723			¥ 121			¥ 2,298,727			¥ (21,081)			¥ (869,044)			¥ 1,408,723
Balance (in shares) at Dec. 31, 2014 | shares					188,435,922
Changes Stockholders' Equity
Issuance of ordinary shares,net of issuance costs				¥ 3,104,514			¥ 57			¥ 3,104,457									¥ 3,104,514
Issuance of ordinary shares,net of issuance costs (in shares) | shares							93,750,000
Acquisition of subsidiaries		20,122																		¥ 20,122
Issuance of ordinary shares pursuant to share incentive plan		14,996			¥ 3			¥ 14,993									¥ 14,996
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares					4,784,970
Share-based compensation expenses		65,143						¥ 65,143									65,143
Foreign currency translation adjustments		¥ 188,106									¥ 188,106						188,106
Deemed dividend from modification of Series A Convertible Preferred Shares
Acquisition of noncontrolling interests		¥ (1,496)						¥ (683)									(683)			¥ (813)
Net loss attributable to Tuniu Corporation	$ (225,753)	(1,462,385)												¥ (1,459,379)			(1,459,379)			(3,006)
Balance at Dec. 31, 2015	$ 515,256	¥ 3,337,723			¥ 181			¥ 5,482,637			¥ 167,025			¥ (2,328,423)			¥ 3,321,420			¥ 16,303
Balance (in shares) at Dec. 31, 2015 | shares					286,970,892